Inventories	3 Months Ended
Mar. 31, 2014
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
3.	Inventories

Inventories consist of the following:

	March 31, 2014	December 31, 2013
Raw materials and components	$1,082,706	$1,073,034
Work in process	1,345,638	1,235,029
Finished goods	334,622	163,228
Inventory reserves	(220,595)	(220,654)
	$2,542,371	$2,250,637